UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
X

                                      and
THE INVESTMENT COMPANY ACT OF 1940
X


The Scott James Fund (Exact Name of Registrant as Specified in Charter) 6700 Arlington Boulevard, Falls Church, VA 22042 (Address of Principal Executive Offices)

703-533-2500                             (Registrants Telephone Number)

Scott S. James    6700 Arlington Boulevard, Falls Church, VA  22042
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this registration.

It is proposed that this filing will become effective
    [x]  60 days after filling pursuant to paragraph (a)




The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to
Section 8(A) may determine.











                                      - i -




Cross Reference Sheet


          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              Fund Expenses
Item 3. Condensed Financial Information       Fund Expenses
Item 4. General Description of Registrant     The Fund
Item 5. Management of the Fund                Management of the Fund
Item 6. Capital Stock and other Securities    Capitalization
Item 7. Purchase of Securities being Offered  Share Purchase - Reinvestments
Item 8. Redemption or Repurchase              Redemption of Shares
Item 9. Legal Proceedings                     Litigation



Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objective and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable
         of Securities
Item 16. Investment Advisory and Other Ser-   Investment Adviser
         vices
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements

Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements & Exhibits
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Advisor
         Advisor
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable




                                      - ii -


The Scott James Fund, Inc.
6700 Arlington Boulevard
Falls Church, VA  22042
703-533-2500 * 800-846-9350


PROSPECTUS                                                     XXXXXXX XX,XXXX


THE FUND AND INVESTMENT OBJECTIVES
The Scott James Fund (the Fund) is an open-end diversified management investment company that seeks capital appreciation through common stocks, warrants, preferred stocks, and convertible bonds.

It is important to note that Fund shares are not guaranteed or insured by the FDIC or any other agency of the US Government. As with any investment in securities which may be subject to wide fluctuations in market value, you may lose money by investing in the Fund.


FUND FEES & EXPENSES
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. They are offered on a no-load basis which means that you would pay no sales commission or 12-b-1 marketing fees. The Fund is charged for investment advisory management, administrative and distribution services which will be reflected in the expense ratio. The Board of Directors has established $10,000 as the minimum initial purchase and $1,000 for subsequent purchases.


ADDITIONAL INFORMATION
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated XXXXXXX XX,XXXX and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone numbers shown above.


WHY YOU SHOULD READ THIS PROSPECTUS
Every attempt has been made to present the objectives, risks and strategy of the Fund in plain and, hopefully, easily understandable language. The Prospectus is designed to aid you in deciding whether this is one of the right investments for you. We suggest that you keep it for future reference.


             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.







                                      - 1 -

FUND PROFILE
Who should invest: Investors who seek capital appreciation with a willingness to tolerate significant fluctuations in your asset value per share.

Who should not invest: Investors who seek income from their investment and are not willing to tolerate significant fluctuation in share value.


FUND EXPENSES
This table illustrates all expenses and fees that a shareholder of The Scott James Fund is expected to incur for the startup year 1999.

                       Shareholder Transaction Expenses:
             Sales Load Imposed on Purchases                   None
             Sales Load Imposed on Reinvested Dividends        None
             Redemption Fees                                   None
             Exchange Fees                                     None
             IRA Trustee Fees                                  None

                     Annualized Fund Operating Expenses:
             Management Fees                                   1.0%
             12b-1 Fees                                        None
             Other Expenses (Estimated)                        0.5%
                                 Total Operating Expenses      1.5%




The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. It illustrates the expenses paid on a $1,000 investment over various time periods assuming a) 5% annual rate of return and b) redemption at the end of each time period. This example should not be considered a representation of future expenses or performance. Actual expenses may be greater or less than those shown.

                1 Year       3 Years      5 Years        10 Years
                  $15          $48          $84            $189

Note: Operational experience with The Scott James Fund suggests that the expense ratio of 1.5% will not be exceeded. The Fund Adviser may waive management fees and if this should occur, the Fund will disclose the amounts involved.

















                                      - 2 -
THE FUND
The Scott James Fund, Inc. (also referred to as the "Fund") was incorporated in Virginia on March 11, 1997. The Fund's registered office is in Falls Church, VA. Mail may be addressed to:
6700 Arlington Boulevard, Falls Church, VA 22042.

OBJECTIVE AND POLICIES
Objective: The Scott James Fund (the Fund) is an open-end diversified management investment company that seeks capital appreciation through common stocks, warrants, preferred stocks, and convertible bonds. Current income from investments is a subordinate consideration.

Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio or the effect of interest rates on our debt security holdings. The Fund's approach of either being in stocks, convertible bonds, warrants, preferred stocks, corporate bonds, US Treasury Notes and/or US Zero Coupons could impact total returns or principal by being in the wrong type of security at the wrong time.

Security Selection Criteria:   Securities selected by the Adviser for purchase
will be those expected to appreciate due to perceived underpricing of the security by the market, those expected to appreciate due to consolidation trends in their industry, those expected to appreciated due to growth in demand for products produced by their industry group, and those expected to appreciated due to seasonal related overselling.

Portfolio Turnover Policy: Portfolio turnover will relate to the investment environment that exists. During periods of high stock market volatility, turnover in the portfolio could be expected to be higher than during other periods. If this occurs, brokerage expenses and the effect of capital gains taxes on shareholder dividends could be expected to be higher than those expected from the average mutual fund with lower turnover.

INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. A) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or B) of more than 50% of the outstanding voting securities, whichever is less: a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
 b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding
5% of the value of its total assets.
 c) Sell securities short.
 d) Invest in securities of other investment companies except as part of a merger, consolidation , or purchase of assets approved by the Fund's share-
    holders.
 e) Invest over 25% of its assets at the time of purchase in any one industry.
 f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
 g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
 h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
i)	Invest in companies for the purpose of acquiring control.
          - 3 -
 j) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
 k) Pledge, mortgage or hypothecate any of its assets.
 l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
 m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years continuous operation, including the operations of any predecessor.
 n) Issue senior securities.

INVESTMENT ADVISER
The Scott S. James Company is a Virginia corporation that acts as an Investment Adviser to the Fund. Mr. Scott S. James is the sole owner, director and officer of the Investment Adviser and is also President of the Fund.

On January 28, 2000, the shareholders of the Fund approved a management and advisory contract with The Scott S. James Company. This Agreement will continue on a year to year basis provided that approval is voted on at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of Directors of the Fund who are neither parties to the agreement or interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the Agreement, The Scott S. James Company will furnish investment direction on the basis of an ongoing reviews of securities to determine when and what securities will be purchased or disposed by designated Fund personnel. The Agreement may be terminated at any time, without payment of penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to The Scott S. James Company. In the event of its assignment, the Agreement will terminate automatically. For these services, the Fund has agreed to pay to The Scott S. James Company a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Advisor may elect to forgo fees.

The Investment Adviser is required, by contract, to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Fund's employees who may be officers or directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 1,000,000,000 shares of common stock of $0.0001 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.
- 4 -
Major Shareholders: Scott S. James, as of the date of this Prospectus, owns all outstanding shares of the Fund.

SHARE  PURCHASE - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $10,000 which is due and payable 3 business days after the purchase date. The Fund will be registered in Virginia and therefore restricted to Virginia residents at the time of purchase. There will be no solicitation of out of the state of Virginia potential shareholders until registration under the Blue Sky laws of the state of residence have been met. Any losses incurred because of purchase reneges will be reimbursed by the Investment Adviser.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $1,000.

Reinvestments: The Fund will automatically retain and reinvest dividends & capital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholders in cash or request any other information they desire about the Fund either by US mail or by phone.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption (if certificates have not been issued) or certificates with respect to shares for which certificates have been issued.
In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.


- 5 -
PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas & New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

RETIREMENT PLANS - IRA
People who earn compensation and are not active participants (and who don't have a spouse who is an active participant) in an employee maintained retirement plan may establish IRA's using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nondeductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be gin. The maximum annual contribution may be increased to $4,000 if you have a spouse who earns no compensation during the taxable year. A separate and independent Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made before age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Scott James Fund IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.

MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. They also appoint officers to run the Fund and select an Investment Adviser to provide investment advice. The Board meets six times a year to review Fund progress and status.

CUSTODIAN & TRANSFER AGENT
The Fund acts as its own custodian and transfer agent.

REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semi-annually, containing un-audited financial statements.
- 6 -
AUDITORS
Mayah & Associates, Certified Public Accountants, New Carrolton, Maryland have been selected at the independent accountant and auditor of the Fund. Mayah & Associates has no direct or indirect financial interest in the Fund or the Adviser.

LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration statement on file with the Securities & Exchange Commission. The registration statement may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon payment of the fee prescribed by the Commission. Shareholders may also direct inquiries to the Fund by phone or at the address given on page 1 of this Prospectus.





-	7 -































                          SHARE PURCHASE APPLICATION

A)  Please fill out one of the following four types of accounts:
    1) *** Individual Accounts

 ______________________  __  ___________________    ______________________
       First Name        MI       Last Name         Social Security Number
    2) *** Joint Accounts

______________________  __  ___________________    ______________________
      First Name        MI       Last Name         Social Security Number

______________________  __  ___________________    ______________________
      First Name        MI       Last Name         Social Security Number
    3) *** Custodial Accounts

       ______________________  __  ___________________
       Custodian's First Name  MI  Custodian's Last Name

      ______________________  __  ____________________   ______________________
        Minor's First Name    MI   Minor's  Last Name      Minor's  Soc Sec #
    4) *** All Other Accounts

     _______________________________________________    ______________________
                       Name of Account                     Tax Identification #

     _______________________________________________
            (Use this second line if you need it)

B) Biographical and other information about the new account:

Number & Street _________________________________________________________

City________________________________   St_____   Zip_____________________

Citizen of____________ Home Phone_______________ Bus Phone_______________

Signature of Owner, Trustee or Custodian:    ____________________________

Signature of Joint Owner (if joint account): ____________________________

Amount of Investment $___________. Please make payment to The Scott James Fund.

Dividend Direction:   Reinvest all distributions |__|   Pay in Cash |__|

All applications are accepted in Virginia and under Virginia Laws.

C) Payer's request for Taxpayer identification number: (Please sign here also)
Part 1.-  Taxpayer Identification Number to
Social Security #    ____________________ or
Employer ID #  __________________________

Part II - Backup  Withholding:
Check if you are NOT subject backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code |__|

Certification - Under the penalty  of perjury, I certify  that the  information provided on this form is true, correct and complete.

Signature ___________________________________    Date _______________________
                                      - 8 -

         INVESTMENT ADVISER                            PROSPECTUS
    The Scott S. James Company                 The Scott James Fund, Inc.
     6700 Arlington Boulevard                   6700 Arlington Boulevard
      Falls Church, VA  22042                    Falls Church, VA  22042

                                                        1-703-533-2500
                                                        1-800-846-9350

                                                      XXXXXXX XX, XXXX
          TABLE OF CONTENTS

FUND EXPENSES ...................... 2    	The Fund seeks capital
THE FUND ........................... 3		appreciation through common
OBJECTIVE & POLICIES                      	stocks, preferred stocks,
  Objective ........................ 3    	warrants, and convertible
  Risk Assessment ...................3    	bonds. Current income
  Security Selection Criteria ...... 3    	from investments is a
  Portfolio Turnover Policy ........ 3    	subordinate consideration.
  INVESTMENT RESTRICTIONS .......... 3
INVESTMENT ADVISER ................. 4
CAPITALIZATION
  Description of Common Stock ...... 5
  Voting Rights .................... 5
  Major Shareholders ............... 5
SHARE PURCHASE - REINVESTMENTS
  Initial Investments .............. 5
  Subsequent Purchases ............. 5
  Reinvestments .................... 5
REDEMPTION OF SHARES ............... 6
PRICING OF SHARES .................. 6
RETIREMENT ACCOUNT - IRA ........... 6
MANAGEMENT OF THE FUND ............. 7
CUSTODIAN & TRANSFER AGENT ......... 7
REPORTS TO SHAREHOLDERS ............ 7
AUDITORS ........................... 7
LITIGATION ......................... 7
ADDITIONAL INFORMATION ............. 7
SHARE PURCHASE APPLICATION ......... 8
TAX ID APPLICATION FORM .............8





















                             The Scott James Fund, Inc.
                             6700 Arlington Boulevard
                               Falls Church, VA 22042
                                   703-533-2500
                                   800-846-9350



                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                               XXXXXXX XX,XXXX


This Statement is not a prospectus, but should  be read in conjunction with
the Fund's  current  prospectus  dated XXXXXXX XX, XXXX.   To obtain the
Prospectus, please write the Fund or call either of the telephone numbers that are shown above.


                               TABLE OF CONTENTS
                  THE FUND ................................ 2
                  OBJECTIVE & POLICIES
                       Objective .......................... 2
                       Risk Assessment .................... 2
                       Security Selection Criteria ........ 2
                       Portfolio Turnover Policy .......... 2
                  INVESTMENT RESTRICTIONS ................. 2
                  INVESTMENT ADVISER ...................... 3
                  CAPITALIZATION
                       Description of Common Stock ........ 4
                       Voting Rights ...................... 4
                       Major Shareholders ................. 4
                  SHARE PURCHASE - REINVESTMENT
                       Initial Investments ................ 4
                       Subsequent Purchases ............... 4
                       Reinvestments ...................... 5
                  REDEMPTION OF SHARES .................... 5
                  PRICING OF SHARES ....................... 5
                  TAX STATUS .............................. 5
                  OFFICERS AND DIRECTORS OF THE FUND ...... 6
                  BROKERAGE ............................... 7
                  AUDITOR'S REPORT ........................ 8
                  STATEMENT OF ASSETS & LIABILITIES ....... 9
                  NOTES TO FINANCIAL STATEMENTS ...........10














                                     - 1 -
THE FUND
The Scott James Fund, Inc. (also referred to as the "Fund") was incorporated in Virginia on March 11, 1997. The Fund's registered office is in Falls Church, VA.
Mail may be addressed to:  6700 Arlington Boulevard, Falls Church, VA  22042.

Objective: The Scott James Fund (the Fund) is an open-end diversified management investment company that seeks capital appreciation through common stocks, warrants, preferred stocks, and convertible bonds. Current income from investments is a subordinate consideration.

Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio or the effect of interest rates on our debt security holdings. The Fund's approach of either being in stocks, convertible bonds, warrants, preferred stocks, corporate bonds, US Treasury Notes and/or US Zero Coupons could impact total returns or principal by being in the wrong type of security at the wrong time.

Security Selection Criteria:   Security selection will be based on, but not
limited to the following factors: (1) quality management (2) the growth potential for the companies products (3) the competitive outlook (4) company profitability ratios (5) company history for rewarding shareholders (6) the company's industry conditions. The fund will invest in different size companies. Some companies may be in the early development stage with products, while others may be large companies that appear to have growth potential, some large companies that are undergoing restructuring, while other may be small companies that have high earnings growth rates. In addition securities will be purchased in consolidating industries and/or growing industries.

Portfolio Turnover Policy: The Fund may utilize short term investment strategies when the Advisor finds an appropriate opportunity to do so. The Fund will make short term security transactions to either secure profits or prevent losses, though short term transactions are not guaranteed to achieve either result. The Adviser intends to conduct transactions to accomplish the Fund's investment objectives. Securities recently bought may be sold, and securities recently sold may be repurchased if the Adviser deems these transactions may help the Fund accomplish its objectives. Short term transactions result in higher brokerage expenses than long-term transactions. If these transactions result in gains that exceed 30% of the funds gross income during any year, the Fund will not qualify for tax-treatment as a regulated investment company. See "Tax-Status" page 5. The portfolio turnover rate will vary from year to year. Years with high portfolio turnover will result in higher than average transaction costs and may result in higher than average taxes on realized capital gains.

INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. A) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or B) of more than 50% of the outstanding voting securities, whichever is less:
 a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
 b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5%
    of the value of its total assets.
 c) Sell securities short.
- 2 -
 d) Invest in securities of other investment companies except as part of a merger, consolidation , or purchase of assets approved by the Fund's share-
    holders.
 e) Invest over 25% of its assets at the time of purchase in any one industry.
 f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
 g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
 h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
 i) Invest in companies for the purpose of acquiring control.
 j) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
 k) Pledge, mortgage or hypothecate any of its assets.
 l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
 m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years'
    continuous operation, including the operations of any predecessor.
 n) Issue senior securities.

In addition to the previously mentioned policies previously described, which are subject to certain restrictions described in the following, the Fund may employ some or all of the following investment techniques. Some of these investment techniques involve special risks, which are described below. Additional information on these investment techniques is available in the Statement of Additional Information, which may be obtained by calling 703-533-2500 or 1-800-846-9350 or writing The Scott James Fund, Inc. 6700 Arlington Boulevard Falls Church, VA 22042.

Other Investment Policies and Risks

Warrants and Rights
Up to 5% of the Fund's assets may be invested in warrants and/or rights. Up to 2% of these warrants and/or rights may not be traded on the New York or American Stock exchanges. The 5% limitation does not apply to warrants and/or
rights acquired by the Fund which are attached to other securities.    Warrants
and rights allow the Fund to participate in the anticipated appreciation in a security without having to purchase the security to which the warrants relate. Warrants and rights do not pay dividends and do not have voting rights. Warrants and rights represent the option to purchase the stock of the warrant
or right issuer at a fixed price.   Gains on warrants and rights are achieved
by selling the warrants or rights through exercise, while losses will occur if the securities decline or if the warrants or rights expire before exercise. Warrants and rights are more volatile in price than regular securities, hence the 5% fund limitation.

Convertible Securities
The Fund may invest in convertible securities. These securities are convertible into common stock at a fixed rate or stated price within a certain period of time. The Fund seeks capital appreciation and income through these purchases. The income paid on convertible securities is enhanced over the common securities while participation in growth is normally less than the
- 3 -
common stock. Convertible securities are rated, and the Fund will limit the investment in non-investment grade securities to below 5% of the Fund's assets. Non-investment grade securities have high risk that coupon payments will not be made and that principal will not be returned upon maturity.

Money Market Instruments
The Fund may invest up to 100% of the assets in money market instruments if the Adviser believes that market conditions or economic conditions justify such actions. The Fund will pay the applicable fees associated with investing in a money market, with said expenses being indirectly borne by the Fund's shareholders.

Treasury Instruments
The Fund may invest up to 100% of the assets in short-term United States Treasury Bills, Notes, or Bonds with less than 13 months to maturity, if the Adviser believes that market conditions or economic events justify such actions.

Foreign Securities
The Fund will invest primarily in companies domiciled in the United States but does reserve the authority to make investments in companies domiciled in foreign countries. Not more than 25% of the Fund's assets will be invested in companies domiciled outside the United States. Investing in securities in companies domiciled outside the United States involves special risk exposure.
These risks include, but are not limited to:           (1)  exchange rate
fluctuations which may have an adverse impact on market value        (2)
political instabilities adversely impacting market values and access to capital
(3) special taxes imposed by foreign governments (4) special taxes imposed by our government (5) seizure of corporate assets by foreign government (6) dramatic change in dividend taxation or expropriation taxes (7) less regulation of businesses poorer auditing procedures and (8) higher transaction expenses. Exposure to these risks varies from country to country. The Fund will limit foreign domiciled exposure to 25% of assets.

INVESTMENT ADVISER
The Scott S. James Company is a Virginia corporation that acts as an Investment Adviser to the Fund. Mr. Scott S. James is the sole owner, director and officer of the Investment Adviser and is also President of the Fund.

On January 28, 2000 the shareholders of the Fund approved a management and advisory contract with The Scott S. James Company. This Agreement will continue on a year to year basis provided that approval is voted on at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of Directors of the Fund who are neither parties to the agreement or interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the Agreement, The Scott S. James Company will furnish investment direction on the basis of an ongoing reviews of securities to determine when and what securities will be purchased or disposed by designated Fund personnel. The Agreement may be terminated at any time, without payment of penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to The Scott S. James Company. In the event of its assignment, the Agreement will terminate automatically. For these services, the Fund has agreed to pay to The Scott S. James Company a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Advisor may elect to forgo fees.
- 3 -
The Investment Adviser is required, by contract, to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Fund's employees who may be officers or directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 1,000,000,000 shares of common stock of $0.0001 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders: Scott S. James, as of the date of this Prospectus, owns all outstanding shares of the Fund.

Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $10,000 which is due and payable 3 business days after the purchase date. The Fund will be registered in Virginia and restricted to Virginia residents at the time of purchase. There will be no solicitation of out of the state of Virginia potential shareholders until registration under the Blue Sky laws of the state of residence have been met. Any losses incurred because of purchase reneges will be reimbursed by the Investment Adviser.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $1,000.

Reinvestments: The Fund will automatically retain and reinvest dividends & capital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholders in cash or request any other information they desire about the Fund either by US mail or by phone.

REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption (if certificates have not been issued) or certificates with respect to shares for which certificates have been issued.
In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.




- 4 -
PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas & New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income
tax on the amounts distributed to shareholders.   In order to qualify as  a
"regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. The maximum long-term capital gains tax rates for long-term gains are 20% for those in the 28% marginal tax bracket and 10% for taxpayers whose marginal rate is 15%. All other income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions &, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.













-5-
OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, age, princi-pal occupations and percent of shares outstanding held during the past five years are:
                                                  Occupation       Percent
   Name and Address       Age   Position         Past 5 Years      of Class

   Scott S. James*        36    President        Stockbroker        100.00%
   6700 Arlington Blvd.         Interested
   Falls Church, VA  22042      Director

   Zhifeng Sun            29    Non-Interested   Senior Developer    0.00%
   7406 Parkwood Court	        Director         U.S. Web
   Falls Church, VA  22042

   Xiongwu Wu             35    Non-Interested   Research Professor  0.00%
   431 West Street, NW		  Director         Georgetown University
   Vienna, VA  22180

* Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. James is President and owner of the Fund's Investment Adviser.

Less than $1,000 is estimated to be paid to Officers and Directors of the Fund for travel expenses associated with their Fund duties in 2000. The Fund does not compensate its officers and directors affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee.

BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. The Fund's President will select brokers who meet the primary requirements of execution and price, and also may have furnished publicly available statistical or other factual information which appear helpful or necessary to the Fund's normal operations. No effort will be made in any given circumstance to determine the value of this information or the amount it might have reduced Adviser expenses.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to firms furnishing these materials and executions. Thee Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers every two months initially and, after the first year of operation at least semiannually.














                                     - 6 -
Independent Auditor's Report: The independent auditor is Mayah & Associates, Certified Public Accountants. Their final audit of The Scott James Fund will be submitted in the final filing.

                                The Scott James Fund
Unaudited Statement of Assets and Liabilities
                                 XXXXXXX XX, XXXX


    ASSETS

      Cash                                                  $109,204
                                                            ========




    LIABILITIES

      Net assets (equivalent to $10.00 per share based
      on 10,090.04 shares of capital stock outstanding.
      1,000,000,000 shares authorized, $.0000001 par value) $109,204
                                                            ========



    COMPOSITION OF NET ASSETS

      Shares of common stock                                $    100
      Paid in capital                                        109,104
                                                            --------
        Net assets  XXXXXX XX, XXXX                         $109,204
                                                            ========

















  The accompanying notes are an integral part of these financial statements.













- 9 -

                              The Scott James Fund
                Notes to the Statement of Assets and Liabilities
                               XXXXXXX XX, XXXX



NOTE 1  ORGANIZATION

The Scott James Fund (the "Fund") was organized as a corporation in Virginia on March 11, 1997. The Fund had no operations since that date other than matters relating to its organization and registration as an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, the sale and issuance of 10,090.4 shares of common stock ("initial shares") to its initial investor on January 20, 2000.


NOTE 2 ORGANIZATION COSTS

Organizational costs will be borne by the Fund's Investment Adviser.


NOTE 3 REGISTRATION FEES

Registration fees will be borne by the Fund's Investment Adviser.


































- 10 -
FORM N-1A
PART C - OTHER INFORMATION


       Contents                                    Page #

1.  Financial Statements & Exhibits                   1

2.  Control Persons                                   1

3.  Number of Shareholders                            1

4.  Indemnification                                   1

5.  Activities of Investment Adviser                  1

6.  Principal Underwriters                            1

7.  Location of Accounts & Records                    1

8.  Management Services                               1

9.  Distribution Expenses                             1

10. Undertakings                                      1

11. Auditor's Consent                                 2

12. Signatures                                        3



Exhibits

  Articles of Incorporation                           3 i

  By-Laws                                             3 ii

  Investment Advisory Contract                       10 i

  Reimbursement Agreements - Officers/Directors      10 ii















                                     - i -
1.	a. Financial Statements - Condensed  financial information on a per share is presented in Part A.  All other financial statements are presented in Part B.  These include:
         Statement of Assets & Liabilities               XXXXXXX XX, XXXX
         Notes to Statement of Assets and Liabilities    XXXXXXX XX. XXXX

   	b. Exhibits - All exhibits believed to be applicable to this filing include:
         (3.i)    Articles of Incorporation
         (3.ii)   By-Laws
         (10.1)   Investment Advisory Contract
         (10.2)   Reimbursement Agreements with Officers and/or Directors

2.    Control Persons - Not applicable

3.	Number of Shareholders - There is one shareholder of The Scott
      James Fund as of this filing.

4.	Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as
expressed in  the  Act and is, therefore, unenforceable.   In the
event that a claim for indemnification against such liabilities
(other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5.	Activities of Investment Adviser.  The Scott S. James
      Company's activity at the present time is performance on its Investment Advisory Contract currently effective with The Scott James Fund, Inc. The Scott S. James Company serves as Investment Advisor for over 300 individual investors. Mr. Scott
      S. James is the owner, officer, and director of The Scott S.
      James Company.

6.    Principal Underwriter - The Fund acts as its own underwriter.

7.	   Location of Accounts & Records  -  All Fund records are held at corporate headquarters, 6700 Arlington Boulevard, Falls Church,
      VA 22042.

8.    Management services - Not applicable

9.    Distribution Expenses - The Fund currently bears no distribution expenses.
10.	Undertakings - The Fund will file a post-effective amendment to this initial filing within four to six months of the effective date of Registrant's 1933 Act Registration Statement. Financial statements will be presented that will not be certified.
- 1 -



SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Scott James Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fairfax and Commonwealth of Virginia, on the XXth day of XXXXXXX XX, XXXX.


                                                  The Scott James Fund




                                                  Scott S. James
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date




Scott S. James             President, CEO and Director              XX/XX/XX




Zhifeng Sun                Director                                 XX/XX/XX





Xiongwu Wu                 Director                                 XX/XX/XX


















                                     - 2 -